                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number:                            811-2715

Exact name of registrant as specified in charter:              Delaware Group State Tax-Free Income Trust

Address of principal executive offices:                        2005 Market Street
                                                               Philadelphia, PA 19103

Name and address of agent for service:                         Richelle S. Maestro, Esq.
                                                               2005 Market Street
                                                               Philadelphia, PA 19103

Registrant's telephone number, including area code:            (800) 523-1918

Date of fiscal year end:                                       February 28

Date of reporting period:                                      February 28, 2005



Item 1.  Reports to Stockholders


                                          Delaware
                                          Investments(SM)
                                          --------------------------------------
FIXED INCOME                              A member of Lincoln Financial Group(R)




ANNUAL REPORT   FEBRUARY 28, 2005
--------------------------------------------------------------------------------
                DELAWARE TAX-FREE PENNSYLVANIA FUND




[LOGO]  POWERED BY RESEARCH.(SM)

TABLE
  OF CONTENTS

-----------------------------------------------------------------
PORTFOLIO MANAGEMENT REVIEW                                     1
-----------------------------------------------------------------
PERFORMANCE SUMMARY                                             3
-----------------------------------------------------------------
DISCLOSURE OF FUND EXPENSES                                     5
-----------------------------------------------------------------
SECTOR ALLOCATION                                               6
-----------------------------------------------------------------
FINANCIAL STATEMENTS:

  Statement of Net Assets                                       7

  Statement of Operations                                      11

  Statements of Changes in Net Assets                          12

  Financial Highlights                                         13

  Notes to Financial Statements                                16
-----------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED
   PUBLIC ACCOUNTING FIRM                                      18
-----------------------------------------------------------------
BOARD OF TRUSTEES/OFFICERS                                     20
-----------------------------------------------------------------

    Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

    Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor.

(C) 2005 Delaware Distributors, L.P.

PORTFOLIO                                    DELAWARE TAX-FREE PENNSYLVANIA FUND
  MANAGEMENT REVIEW                          February 28, 2005


FUND MANAGERS

Joseph R. Baxter
Portfolio Manager

Robert Collins
Senior Portfolio Manager


Q. WHAT WERE THE OVERALL MARKET CONDITIONS DURING THE FISCAL YEAR?

A. During the fiscal year ended February 28, 2005, the Federal Reserve embarked upon a tightening program to gradually eliminate the accommodative stance that had been in place since 2002-03. In the beginning of the year, the market anticipated the higher federal funds rate, and rates across the yield curve increased. For example, the 10-year Treasury Note had yields increase by over 100 basis points (a basis point equals 1/100 of a percent) from 3.68% on March 16, 2004, to a high of 4.87% on June 14, 2004. As bond yields and bond prices are inversely related, this was a particularly difficult period for bondholders.

However, the municipal bond market dug in its heels and, in fact, rallied for the next several months, even while the Federal Reserve started its tightening program. It first tightened on June 30 with a hike in the overnight federal funds rate from 1.00% to 1.25%. This was the first of several moves during the fiscal year, with an additional 25-basis-point increases coming in August, September, November, December and February. At the end of the fiscal year, the fed funds rate stood at 2.50%.

A municipal market rally in the face of a Federal Reserve tightening is unusual. Recent tightenings have resulted in the bond markets making an initial move to higher rates, similar to what we witnessed in the second quarter, then we had a period of consolidation before resuming a march to even higher rates. This time the rally started in June, before even the first move by the Fed, and lasted over four months, running nearly to the end of October. During this period, yields on the 10-year Treasury note decreased to 3.97%, nearly erasing all the market decline from earlier in the fiscal year.

Since the end of September, the municipal market has been range-bound with relatively narrow market moves. One of the economic releases providing support to the market against the tightening backdrop has been the monthly employment report. It was higher-than-anticipated non-farm payrolls that spooked the market in April, May and June, and several very weak releases that sparked the rally in the months following.Slightly below-trend releases of late have helped to keep the market range-bound.

Finally, it is interesting to note the weakness that pervaded the markets over the last two weeks of the fiscal year. While yields did not move out of their recent trading range, they moved close to their highs within the range very quickly, and investors' mood was clearly defensive. With another payroll report on the horizon, market participants will recall that it was the stronger-than-anticipated report last April that led the bond markets into the difficult second quarter.

Among long maturities, the municipal market steadily traded weaker against Treasury bonds, as the yield ratio between the 30-year maturities started the fiscal year at 91.6% and ended the year at 96.9%. One of the factors leading to long bonds' underperformance in the municipal market was the lack of retail demand. Often, a 5% yield for long, high-grade tax-exempt bonds is viewed as an on/off switch for retail investors. When yields fall below 5%, they are typically much less interested in buying. Since May, the yields have declined from just above 5% to close the fiscal year at about 4.50%.

Finally, credit performed well. For intermediate and long-term tax-exempts, the yield premium between AAA- and BBB-rated securities narrowed by nearly 25 basis points. This narrowing spread helped A- and BBB-rated sectors outperform the higher rated AA- and AAA-rated sectors during the year. Over the last five years, there is very little difference between the returns in the various rating categories, as the period three and four years back was difficult for states and municipalities (recall all the fiscal stress and budget shortfalls), which caused their credit spreads to widen.

Q. WHAT CONDITIONS PREVAILED IN THE PENNSYLVANIA MUNICIPAL DEBT MARKET?

A. Consistent with its activity in the previous year, the Pennsylvania tax-exempt debt markets mirrored the national markets. Yields on long-term, high-grade Pennsylvania bonds increased by 10 basis points in the fiscal year, from 4.49% to 4.59%, on February 28, 2005. During the 12 months ending February 28, 2005, the Pennsylvania portion of the Lehman Brothers Municipal Bond Index slightly underperformed the overall index.

The supply of new issues decreased both nationally and in the Commonwealth during the calendar year 2004. Nationally, supply was down 6.6%, but still represented the third most active year in history, exceeded only by 2003 and 2002. Pennsylvania's new issuance was down by over 10% for the year, but still came in with a healthy $13.7 billion.

Pennsylvania's fiscal condition improved during the year, with revenues increasing by over 7.5% in 2004, mostly the result of a sizable tax hike but also aided by the improving economy. Recently passed legislation approving limited gaming won't impact the commonwealth's fiscal condition, but will help local governmental units as the revenues generated from slot machines will be used primarily to fund property tax relief. Looking ahead, the Commonwealth included in its fiscal year 2004 budget a $2 billion economic stimulus plan, which combines debt issuance with private investment over the next four years for development programs in blighted areas.

Last year, we noted that the City of Pittsburgh experienced downgrades from both rating agencies to below-investment grade status. This year, Standard & Poor's upgraded the city's underlying ratings (all of the city's general obligation debt is insured) to investment grade, albeit barely, with a BBB- rating. The city submitted a financial recovery plan with the Commonwealth that was accepted, giving Pennsylvania's Intergovernmental Cooperation Authority an oversight role in managing the city's finances. While Pittsburgh's ratings improved, Allegheny County had downgrades from both agencies as it produced operating deficits for fiscal years 2003 and 2004. Standard & Poor's dropped the county's rating two notches, from AA- to A and Moody's dropped the rating a single notch, from A2 to A3.

Q. AGAINST THIS BACKDROP, HOW DID THE FUND PERFORM?

A. For the fiscal year ended February 28, 2005, Delaware Tax-Free Pennsylvania Fund returned 3.23% (Class A shares at net asset value with distributions reinvested). It outperformed both the Lipper Pennsylvania Municipal Debt Funds Average, which returned 2.27%, and the Lehman Brothers Municipal Bond Index, which returned 2.96% for the 12-month period.

Q. WHAT STRATEGIES AFFECTED FUND PERFORMANCE?

A. Delaware's investment process stresses the importance of security selection and credit analysis. Strategies that incorporated credit into the portfolio added to overall performance. Bonds rated in the mid-to-lower investment grade categories (A and BBB) generally outperformed the bonds with higher ratings. This is consistent with the compression of credit spreads discussed earlier.

One example that highlights the value added by the security selection is the increase in the Fund's exposure to Puerto Rico bonds. The income from public purpose bonds issued for any U.S. territory, including Puerto Rico, are exempt from state income taxes, including Pennsylvania. The Fund particularly benefited from acquiring these bonds in the spring, when supply was abundant and the prices were attractive. During the course of the year, the supply of Puerto Rico bonds evaporated and their spreads narrowed, providing strong relative performance.

One of the sectors that performed well was healthcare. While the investment-grade ratings within this sector run the gamut from AAA down to BBB, this sector often trades at a discount to the market due to the complicated funding of hospitals through federal and state programs and private third-party payers. It is one sector that requires an astute credit team in order to be successful. The Fund is overweighted in the sector, relative to its Lehman Brothers Municipal Bond Index benchmark, and it was one of the better performing sectors over the last 12 months, generating over 5.7% annual return versus the Fund's overall 3.23%.

One sector that underperformed and detracted from the Fund's annual total return is the pre-refunded sector, those bonds that have been refinanced and are secured by U.S. Treasury bonds, held in an escrow account. The bonds are generally short, as they will be called on their first call date with the escrow account proceeds. Short-term bonds underperformed long-term bonds over the last 12 months, as the Federal Reserve's tightening actions resulted in increases in short-term yields. The Fund's relatively heavy weighting to this sector is a result of our preference to hold these securities, both to preserve the high income level they produce and to postpone the recognition of the gain, which is a taxable event.

PERFORMANCE SUMMARY
  DELAWARE TAX-FREE PENNSYLVANIA FUND

The performance data quoted represent past performance; past performance does not guarantee future results. Investment return and principal value will fluctuate so your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please obtain the performance data for the most recent month end by calling 800 523-1918 or visiting our Web site at www.delawareinvestments.com/performance. You should consider the investment objectives, risks, charges and expenses of the investment carefully before investing. The Delaware Tax-Free Pennsylvania Fund prospectus contains this and other important information about the investment company. Please request a prospectus by calling 800 523-1918. Read it carefully before you invest or send money. Performance includes reinvestment of all distributions and is subject to change.

AVERAGE ANNUAL TOTAL RETURNS
Through February 28, 2005        Lifetime    10 Years   Five Years    One Year
--------------------------------------------------------------------------------
Class A (Est. 3/23/77)
Excluding Sales Charge            +6.18%      +5.46%       +6.73%      +3.23%
Including Sales Charge            +6.01%      +4.97%       +5.75%      -1.43%
--------------------------------------------------------------------------------
Class B (Est. 5/2/94)
Excluding Sales Charge            +4.73%      +4.78%       +5.89%      +2.44%
Including Sales Charge            +4.73%      +4.78%       +5.65%      -1.51%
--------------------------------------------------------------------------------
Class C (Est. 11/29/95)
Excluding Sales Charge            +4.14%                   +5.89%      +2.43%
Including Sales Charge            +4.14%                   +5.89%      +1.44%
--------------------------------------------------------------------------------

Returns reflect the reinvestment of distributions and any applicable sales charges as noted below. Returns and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance for Class B and C shares, excluding sales charges, assumes either that contingent deferred sales charges did not apply or the investment was not redeemed. Past performance is not a guarantee of future results.

The Fund offers Class A, B, and C shares. Class A shares are sold with a front-end sales charge of up to 4.50% and for periods after June 1, 1992, have an annual distribution and service fee of up to 0.30%.

Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. They are also subject to an annual distribution and service fee of 1%. Lifetime and 10-year performance figures for Class B shares reflect conversion to Class A after eight years.

Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. They are also subject to an annual distribution and service fee of 1%.

An expense limitation was in effect for Class A shares of Delaware Tax-Free Pennsylvania Fund during the periods shown. Performance would have been lower had the expense limitation not been in effect.

The performance table does not reflect the deduction of taxes the shareholder would pay on Fund distributions or redemptions of Fund shares.

PERFORMANCE SUMMARY
   DELAWARE TAX-FREE PENNSYLVANIA FUND

FUND BASICS
As of February 28, 2005
-------------------------------         ----------------------------------------
FUND OBJECTIVE:                         YOUR FUND MANAGERS:
The Fund seeks a high level of          Joseph R. Baxter, Vice
current interest income exempt          President/Portfolio Manager, is a
from federal income tax and             graduate of LaSalle University where he
certain Pennsylvania state and          earned his undergraduate degree in
local taxes, consistent with            finance and marketing. Prior to joining
preservation of capital.                Delaware in 1999, he held investment
-------------------------------         positions with First Union. Most
TOTAL FUND NET ASSETS:                  recently, he served as a municipal
$629.26 million                         portfolio manager for the Evergreen
-------------------------------         Funds.
NUMBER OF HOLDINGS:
115                                     Robert Collins received a bachelor of
-------------------------------         arts degree in economics from Ursinus
FUND START DATE:                        College in Collegeville, PA. He is a
March 23, 1977                          Chartered Financial Analyst and an
-------------------------------         active member of the Financial Analysts
                                        of Philadelphia. Mr. Collins is Vice
                                        President and Senior Portfolio Manager
                                        of municipal bond development. Prior to
                                        joining Delaware Investments, Mr.
                                        Collins was a Senior Vice President and
                                        Director of Portfolio Management in the
                                        Municipal Investment Group within PNC
                                        Advisors.
                                        ----------------------------------------
                                        NASDAQ SYMBOLS:

                                        Class A  DELIX
                                        Class B  DPTBX
                                        Class C  DPTCX
                                        ----------------------------------------


PERFORMANCE OF A $10,000 INVESTMENT
February 28, 1995 through February 28, 2005

                                                     Lehman Brothers
                        Delaware Tax-Free             Municipal Bond
                        Pennsylvania Fund                 Index
                        -----------------            ----------------
      2/28/1995              $9,550                       $10,000
      2/29/1996             $10,513                       $11,105
      2/28/1997             $10,970                       $11,717
      2/28/1998             $11,823                       $12,788
      2/28/1999             $12,373                       $13,574
      2/29/2000             $11,732                       $13,292
      2/28/2001             $12,959                       $14,932
      2/28/2002             $13,838                       $15,953
      2/28/2003             $14,846                       $17,177
      2/29/2004             $15,735                       $18,259
      2/28/2005             $16,240                       $18,800


Chart assumes $10,000 invested on February 28, 1995 and includes the effect of a 4.50% front-end sales charge and the reinvestment of all distributions. Performance for other Fund classes will vary due to differing charges and expenses. Returns plotted on the chart were as of the last day of each month shown. The Lehman Brothers Municipal Bond Index is an unmanaged index that generally tracks the performance of municipal bonds. An index is unmanaged and does not reflect the costs of operating a mutual fund, such as the costs of buying, selling, and holding securities. You cannot invest directly in an index. Past performance is not a guarantee of future results.

An expense limitation was in effect for the period shown. Performance would have been lower had the expense limitation not been in effect.

The performance graph does not reflect the deduction of taxes the shareholder would pay on Fund distribtuions or redemptions of Fund shares.

DISCLOSURE                 For the Period September 1, 2004 to February 28, 2005
   OF FUND EXPENSES



As a shareholder of a fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2004 to February 28, 2005.

ACTUAL EXPENSES

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The expenses shown in the table assume reinvestment of all dividends and distributions.

DELAWARE TAX-FREE PENNSYLVANIA FUND
EXPENSE ANALYSIS OF AN INVESTMENT OF $1,000

                                                                                                           Expenses
                                                            Beginning       Ending                        Paid During
                                                             Account        Account        Annualized       Period
                                                             Value           Value          Expense        9/1/04 to
                                                             9/1/04         2/28/05          Ratio          2/28/05*
----------------------------------------------------------------------------------------------------------------------
ACTUAL FUND RETURN
Class A                                                    $1,000.00       $1,030.20         0.89%          $4.48
Class B                                                     1,000.00        1,026.30         1.67%           8.39
Class C                                                     1,000.00        1,026.30         1.67%           8.39
----------------------------------------------------------------------------------------------------------------------
HYPOTHETICAL 5% RETURN (5% return before expenses)
Class A                                                    $1,000.00       $1,020.38         0.89%          $4.46
Class B                                                     1,000.00        1,016.51         1.67%           8.35
Class C                                                     1,000.00        1,016.51         1.67%           8.35
----------------------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

SECTOR ALLOCATION                                        As of February 28, 2005
   DELAWARE TAX-FREE PENNSYLVANIA FUND



The SEC adopted a requirement that all funds present their categories of portfolio holdings in a table, chart, or graph format in their annual and semiannual shareholder reports, whether or not a schedule of investments is utilized. The following chart lists the Fund's categories of portfolio holdings as a percentage of total net assets and is provided in compliance with such requirement.

                                                             PERCENTAGE
SECTOR                                                     OF NET ASSETS
--------------------------------------------------------------------------------
MUNICIPAL BONDS                                                98.73%
--------------------------------------------------------------------------------
Airport Revenue Bonds                                           2.38%
Continuing Care/Retirement Revenue Bonds                        2.76%
Corporate Backed Revenue Bonds                                  7.58%
Escrowed to Maturity Bonds                                      6.63%
Higher Education Revenue Bonds                                 12.79%
Hospital Revenue Bonds                                         15.63%
Investor Owned Utilities Revenue Bonds                         10.58%
Miscellaneous Revenue Bonds                                     8.90%
Municipal Lease Revenue Bonds                                   1.42%
Parking Revenue Bonds                                           0.76%
Political Subdivision General Obligation Bonds                  0.33%
Ports & Harbors Revenue Bonds                                   1.73%
Pre-Refunded Bonds                                              8.87%
School District General Obligation Bonds                        2.21%
School District Revenue Bonds                                   0.83%
Single Family Housing Revenue Bonds                             3.43%
Tax Increment/Special Assessment Bonds                          0.96%
Territorial Revenue Bonds                                       4.27%
Transportation Revenue Bonds                                    1.40%
Turnpike/Toll Road Revenue Bonds                                1.83%
Waste Disposal Revenue Bonds                                    0.23%
Water & Sewer Revenue Bonds                                     3.21%
--------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES                                      0.64%
--------------------------------------------------------------------------------
TOTAL MARKET VALUE OF SECURITIES                               99.37%
--------------------------------------------------------------------------------
RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES                 0.63%
--------------------------------------------------------------------------------
TOTAL NET ASSETS                                              100.00%
--------------------------------------------------------------------------------

STATEMENT                                    DELAWARE TAX-FREE PENNSYLVANIA FUND
  OF NET ASSETS                              February 28, 2005




                                                      Principal        Market
                                                       Amount           Value
MUNICIPAL BONDS - 98.73%
Airport Revenue Bonds - 2.38%
  Allegheny County Airport Revenue
    (Pittsburgh International Airport
    Project) Series A 5.75% 1/1/14
    (MBIA) (AMT)                                     $ 6,910,000     $ 7,696,496
  Lehigh Northampton Airport
    Authority Revenue (Lehigh Valley
    Airport Project) Series A
    6.00% 5/15/25 (MBIA) (AMT)                         1,525,000       1,686,406
    6.00% 5/15/30 (MBIA) (AMT)                         2,700,000       2,985,768
  Philadelphia Authority for Industrial
    Development Revenue (Sub-Air Cargo
    Project) Series A 7.50% 1/1/25 (AMT)               2,500,000       2,591,325
                                                                     -----------
                                                                      14,959,995
                                                                     -----------
Continuing Care/Retirement Revenue Bonds - 2.76%
  Bucks County Industrial
    Development Authority Multi-Family
    County-Guaranteed
    (New Hope Manor Project) Series A
    5.40% 3/1/22 (AMT)                                 1,265,000       1,327,061
    5.50% 3/1/41 (AMT)                                 5,340,000       5,514,831
++Delaware County Authority Revenue
    (Main Line & Haverford Nursing and
    Rehabilitation Center) 9.00% 8/1/22                1,865,000       1,485,155
  Lancaster County Hospital Authority
    Revenue Health Center (Willow Valley
    Retirement Project) 5.875% 6/1/31                  2,100,000       2,205,441
  Lancaster Industrial Development Authority
    Revenue (Garden Spot Village Project)
    Series A 7.625% 5/1/31                             1,650,000       1,734,249
  Philadelphia Authority for Industrial
    Development Revenues (Stapeley Hall
    Germantown Continuing Care
    Community Project) 6.60% 1/1/16                    5,250,000       5,111,033
                                                                     -----------
                                                                      17,377,770
                                                                     -----------
Corporate Backed Revenue Bonds - 7.58%
  Allegheny County Industrial Development
    Authority Revenue Environmental
    Improvement Revenue
    (USX Corporation Project)
    5.50% 12/1/29                                     13,000,000      13,440,050
  Beaver County Industrial Development
    Authority Pollution Control Revenue
    (Atlantic Richfield Company Project)
    5.95% 7/1/21                                       5,100,000       5,385,600
  Bucks County Industrial Development
    Authority Environmental Improvement
    Revenue (USX Corporation Project)
    5.40% 11/1/17                                      2,250,000       2,512,643
  Luzerne County Industrial Development
    Authority (American Water Co. Project)
    Series A 5.10% 9/1/34 (AMBAC)                     15,000,000      15,466,200
  Pennsylvania Economic Development
    Financing Authority Solid Waste
    Disposal Revenue (Proctor & Gamble
    Paper Project) 5.375% 3/1/31 (AMT)                10,000,000      10,869,400
                                                                     -----------
                                                                      47,673,893
                                                                     -----------

                                                      Principal        Market
                                                       Amount           Value
MUNICIPAL BONDS (continued)
Escrowed to Maturity Bonds - 6.63%
  Delaware County Authority Revenue Health
    Facilities (Mercy Health Corporation
    Project) 6.00% 12/15/26                          $ 3,500,000     $ 3,741,885
  New Morgan Guaranteed Revenue
    8.00% 11/1/05                                      1,315,000       1,360,039
  Pennsylvania State Higher Educational
    Facilities Authority College & University
    Revenues (University of the Arts Project)
    5.20% 3/15/25 (RADIAN)                             4,490,000       4,789,573
  Philadelphia Authority for Industrial
    Development Commercial Revenue
    (Girard Estates Facilities Leasing Project)
    5.00% 5/15/27                                      4,500,000       4,550,850
  Philadelphia Hospitals & Higher Education
    Facilities Authority Hospital Revenue
    (Presbyterian Medical Center Project)
    6.65% 12/1/19                                     13,000,000      16,199,429
  Pittsburgh Water & Sewer Authority
    Revenue (Crossover Refunding Project)
    7.25% 9/1/14 (FGIC)                                9,000,000      10,732,050
  Pottsville School District
    9.375% 5/1/06 (AMBAC)                                330,000         340,897
                                                                     -----------
                                                                      41,714,723
                                                                     -----------
Higher Education Revenue Bonds - 12.79%
  Allegheny County Higher Education
    Building Authority Revenue
    (Carnegie Mellon University Project)
    5.25% 3/1/32                                       1,900,000       2,005,279
    (Chatham College Project)
    Series A 5.85% 3/1/22                                650,000         680,173
    Series A 5.95% 3/1/32                              1,000,000       1,034,920
    Series B 5.75% 11/15/35                            4,000,000       4,208,040
  Delaware County Authority College Revenue
    (Eastern College Project)
    Series B 5.50% 10/1/19                             4,175,000       4,270,649
    5.50% 10/1/24                                      2,850,000       2,894,261
    (Haverford College Project)
    5.75% 11/15/29                                     1,875,000       2,102,888
  Erie County Higher Education Building
    Authority College Revenue (Mercyhurst
    College Project) 5.00% 3/15/23                       750,000         753,773
  Lehigh County General Purpose Authority
    Revenue (Desales University Project)
    5.125% 12/15/23 (RADIAN)                           5,000,000       5,223,300
  Lycoming County Authority College Revenue
    (Pennsylvania College of Technology
    Project) 5.375% 7/1/30 (AMBAC)                     5,000,000       5,393,350
  Montgomery County Higher Education and
    Health Authority College Revenue
    (Arcadia University Project)
    5.85% 4/1/21 (Connie Lee)                          5,465,000       5,754,316

STATEMENT                                    DELAWARE TAX-FREE PENNSYLVANIA FUND
  OF NET ASSETS (CONTINUED)


                                                      Principal        Market
                                                       Amount           Value

MUNICIPAL BONDS (continued)
Higher Education Revenue Bonds (continued)
  Pennsylvania State Higher Educational
    Facilities Authority College &
    University Revenue
    (Drexel University Project)
    Series A 5.20% 5/1/29                          $ 1,500,000      $ 1,561,485
    Series A 5.20% 5/1/32                            1,000,000        1,039,480
    (Lafayette College Project)
    6.00% 5/1/30                                     2,500,000        2,797,125
    (Philadelphia University Project)
    6.00% 6/1/29 (RADIAN)                            1,800,000        1,983,420
    (Thomas Jefferson University Project)
    5.00% 1/1/29                                     5,000,000        5,156,700
    (Ursinus College)
    5.125% 1/1/33 (RADIAN)                           2,000,000        2,071,940
    (Widener University)
    5.00% 7/15/39                                    4,415,000        4,469,349
  Pennsylvania State Public School Authority
    (Lehigh Career & Technical Institute
    Project) 5.125% 10/1/28 (FGIC)                   2,800,000        2,946,580
  Philadelphia Redevelopment Authority
    Revenue (Beech Student Housing
    Complex Project)
    5.50% 7/1/35 (ACA)                               1,500,000        1,550,805
    5.625% 7/1/28 (ACA)                              1,000,000        1,050,310
  Philadelphia Hospitals & Higher Educational
    Facilities Authority College Revenue
    (Chestnut Hill College Project)
    6.00% 10/1/29                                    4,360,000        4,439,134
  Swarthmore Borough Authority College
    Revenue (Swarthmore College Project)
    5.00% 9/15/31                                   15,000,000       15,425,249
  West Cornwall Township Municipal
    Authority College Revenue
    (Elizabethtown College Project)
    6.00% 12/15/27                                   1,615,000        1,693,214
                                                                    -----------
                                                                     80,505,740
                                                                    -----------
Hospital Revenue Bonds - 15.63%
  Berks County Municipal Authority Revenue
    (Health Care Reading Hospital Pooled
    Financing Project) 5.00% 3/1/28                 11,750,000       11,976,305
  Chester County Health & Educational
    Facilities Authority Health System
    Revenue (Jefferson Health Systems
    Project) Series B 5.375% 5/15/27                14,270,000       14,663,138
  Lancaster County Hospital Revenue
    (General Hospital Project)
    5.50% 3/15/26                                    3,000,000        3,157,110
  Monroe County Hospital Authority Revenue
    (Pocono Medical Center Project)
    6.00% 1/1/43                                     6,710,000        7,093,409
  Montgomery County Higher Education &
    Health Authority Hospital Revenue
    (Abington Memorial Hospital)
    Series A 5.125% 6/1/32                           4,600,000        4,669,552
    (Catholic Health Systems East)
    Series C 5.50% 11/15/24                          1,150,000        1,218,793
  Mount Lebanon Hospital Authority
    (St. Clair Memorial Hospital Project)
    Series A 5.625% 7/1/32                           4,500,000        4,681,935

                                                      Principal        Market
                                                       Amount           Value

MUNICIPAL BONDS (continued)
Hospital Revenue Bonds (continued)
  Pennsylvania Economic Development
    Financing Authority Revenue
    (Dr. Gertrude A. Barber Center, Inc.
    Project) 5.90% 12/1/30 (RADIAN)                 $ 2,250,000     $ 2,450,048
  Pennsylvania State Higher Education
    Facilities Authority Revenue
    (Jeanes Health System Project)
    6.85% 7/1/22                                     10,000,000      10,024,600
    (UPMC Health Systems Project)
    Series A 6.00% 1/15/31                           10,000,000      10,977,500
  Southcentral General Authority Revenue
    (Wellspan Health Obligated Project)
    5.625% 5/15/26                                   20,000,000      21,408,599
  St. Mary Hospital Authority Health System
    Revenue (Catholic Health East)
    Series B 5.375% 11/15/34                          5,750,000       6,002,023
                                                                    -----------
                                                                     98,323,012
                                                                    -----------
Investor Owned Utilities Revenue Bonds - 10.58%
  Beaver County Industrial
    Development Authority
    Pollution Control Revenue
    (Cleveland Electric Illuminating Project)
    Series A 7.75% 7/15/25                           10,000,000      10,404,300
    7.625% 5/1/25                                     8,500,000       8,747,860
  Cambria County Industrial Development
    Authority Pollution Control Revenue
    (Pennsylvania Electric Co. Project)
    Series A 5.80% 11/1/20 (MBIA)                     4,000,000       4,159,960
    Series B 6.05% 11/1/25 (MBIA) (AMT)               9,700,000      10,088,873
  Carbon County Industrial Development
    Authority Resource Recovery
    (Panther Creek Partners Project)
    6.65% 5/1/10 (AMT)                                8,655,000       9,371,201
  Indiana County Industrial Development
    Authority Pollution Control Revenue
    (PSE&G Power Project)
    5.85% 6/1/27 (AMT)                                3,000,000       3,146,130
  Lehigh County Industrial Development
    Authority Pollution Control Revenue
    (Pennsylvania Power and Light Co.
    Project) Series B 6.40% 9/1/29 (MBIA)            15,000,000      15,323,700
  Pennsylvania Economic Development
    Financing Authority Exempt Facilities
    Revenue 6.75% 12/1/36 (AMT)                       5,000,000       5,349,850
                                                                    -----------
                                                                     66,591,874
                                                                    -----------
Miscellaneous Revenue Bonds - 8.90%
 &First Albany Corporation Municipal
    Trusts Inverse Floater
    6.28% 12/15/14 (AMBAC)                           46,500,000      54,086,475
 ^Philadelphia Gas Works Revenue
    Capital Appreciation
    Series C 6.884% 1/1/12 (AMBAC)                    2,500,000       1,928,475
                                                                    -----------
                                                                     56,014,950
                                                                    -----------
Municipal Lease Revenue Bonds - 1.42%
  Philadelphia Redevelopment Authority
    Revenue (Neighborhood Transformation)
    Series C 5.00% 4/15/31 (FGIC)                     4,000,000       4,162,720

STATEMENT                                    DELAWARE TAX-FREE PENNSYLVANIA FUND
  OF NET ASSETS (CONTINUED)


                                                      Principal        Market
                                                       Amount           Value
MUNICIPAL BONDS (continued)
Municipal Lease Revenue Bonds (continued)
  Philadelphia Authority for Industrial
    Development Lease Revenue Series B
    5.25% 10/1/30 (FSA)                              $ 4,510,000     $ 4,771,355
                                                                     -----------
                                                                       8,934,075
                                                                     -----------
Parking Revenue Bonds - 0.76%
  Pennsylvania Economic Development
    Financing Authority Revenue
    (30th Street Station Garage Project)
    5.875% 6/1/33 (ACA) (AMT)                          4,500,000       4,785,165
                                                                     -----------
                                                                       4,785,165
                                                                     -----------
Political Subdivision General Obligation Bonds - 0.33%
  Lancaster County Series A
    5.00% 11/1/27 (FGIC)                               2,000,000       2,077,400
                                                                     -----------
                                                                       2,077,400
                                                                     -----------
Ports & Harbors Revenue Bonds - 1.73%
  Delaware River Port Authority (Pennsylvania
    and New Jersey Port District Project)
    Series B 5.70% 1/1/21 (FSA)                        8,560,000       9,427,642
  Erie Western Pennsylvania Port Authority
    General Revenue 6.25% 6/15/10 (AMT)                1,365,000       1,458,134
                                                                     -----------
                                                                      10,885,776
                                                                     -----------
ss.Pre-Refunded Bonds - 8.87%
  Abington School District
    6.00% 5/15/26-06 (FGIC)                            6,000,000       6,253,380
  Chester (Guaranteed Host Community
    Project) 7.25% 12/1/05-05                          1,785,000       1,846,850
  Harrisburg Authority Office & Parking
    Revenue Series A 6.00% 5/1/19-08                   7,500,000       8,241,900
  Indiana County Industrial Development
    Authority Revenue (Student Co-op
    Association, Inc. Project) Series A
    5.875% 11/1/24-06 (AMBAC)                          1,000,000       1,054,560
    5.875% 11/1/29-06 (AMBAC)                          1,000,000       1,054,560
  Norwin School District
    6.00% 4/1/30-10 (FGIC)                             2,000,000       2,274,720
  Pennsylvania State Higher Education
    Assistance Agency Capital Acquisition
    5.875% 12/15/30-10 (MBIA)                          7,385,000       8,442,901
  Pennsylvania State Higher Educational
    Facilities Authority Revenue
    (Drexel University Project)
    Series M 5.75% 6/15/20-05 (AMBAC)                 17,730,000      17,918,648
    6.00% 5/1/29-09                                    3,000,000       3,353,670
    (University of Pennsylvania Project)
    Series B 5.90% 9/1/15-05                           4,205,000       4,282,919
    (Ursinus College Project)
    5.90% 1/1/27-07                                    1,000,000       1,078,090
                                                                     -----------
                                                                      55,802,198
                                                                     -----------
School District General Obligation Bonds - 2.21%
  Canon McMillan School District
    Series B 5.25% 12/1/34 (FGIC)                      3,580,000       3,808,905
  Greater Johnstown School District
    Series C 5.125% 8/1/25 (MBIA)                      7,500,000       7,995,900
  McGuffey School District
    5.125% 8/1/31 (FGIC)                               2,000,000       2,089,760
                                                                     -----------
                                                                      13,894,565
                                                                     -----------

                                                      Principal        Market
                                                       Amount           Value

MUNICIPAL BONDS (continued)
School District Revenue Bonds - 0.83%
  Pennsylvania Economic Development
    Financing Authority School Revenue
    (Germantown Friends School Project)
    5.35% 8/15/31                                     $ 2,820,000    $ 2,961,170
  Pennsylvania State Public School Building
    Authority (Lehigh Career & Technical
    Institute Project) 5.25% 10/1/32 (FGIC)             2,140,000      2,278,372
                                                                     -----------
                                                                       5,239,542
                                                                     -----------
Single Family Housing Revenue Bonds - 3.43%
 oAllegheny County Residential
    Finance Authority Mortgage
    Revenue Single Family
    Series II-2 5.90% 11/1/32
    (GNMA) (AMT)                                          975,000      1,018,446
    Series KK-2 5.40% 5/1/26
    (GNMA) (AMT)                                        2,740,000      2,829,105
  Pennsylvania Housing Finance Agency
    Single Family Mortgage
    Series 66A 5.65% 4/1/29 (AMT)                       3,785,000      3,871,222
    Series 70A 5.90% 4/1/31 (AMT)                       8,250,000      8,538,173
    Series 72A 5.35% 10/1/31 (AMT)                      5,190,000      5,301,014
                                                                     -----------
                                                                      21,557,960
                                                                     -----------
Tax Increment/Special Assessment Bonds - 0.96%
  Allegheny County Redevelopment Authority
    (Pittsburgh Mills Project) 5.60% 7/1/23             2,000,000      2,105,260
    (Waterfront Project) Series B
    6.00% 12/15/10                                      1,000,000      1,110,970
    6.40% 12/15/18                                      2,500,000      2,797,800
                                                                     -----------
                                                                       6,014,030
                                                                     -----------
Territorial Revenue Bonds - 4.27%
  Puerto Rico Commonwealth Highway &
    Transportation Authority Revenue
    Series E 5.50% 7/1/19 (FSA)                         1,450,000      1,700,299
    Series G 5.00% 7/1/33                               3,000,000      3,090,570
    Series G 5.00% 7/1/42                               5,000,000      5,111,900
  Puerto Rico Public Buildings Authority
    Revenue (Government Facilities)
    Series I 5.25% 7/1/33                              16,000,000     16,993,760
                                                                     -----------
                                                                      26,896,529
                                                                     -----------
Transportation Revenue Bonds - 1.40%
  Pennsylvania Economic Development
    Financing Authority Facilities Revenue
    (Amtrak Project) Series A
    6.375% 11/1/41 (AMT)                                5,000,000      5,170,700
  Puerto Rico Commonwealth Highway &
    Transportation Authority Transportation
    Revenue Series J 5.00% 7/1/34                       3,550,000      3,667,541
                                                                     -----------
                                                                       8,838,241
                                                                     -----------
Turnpike/Toll Road Revenue Bonds - 1.83%
  Delaware River Toll Bridge 5.00% 7/1/28               3,000,000      3,109,530
  Pennsylvania State Turnpike Commission
    Series A 5.00% 12/1/34 (AMBAC)                      3,000,000      3,135,300
    Series F 5.00% 7/15/31 (AMBAC)                      1,000,000      1,040,310
    Series F 5.00% 7/15/41 (AMBAC)                      1,600,000      1,645,696
    Series R 5.00% 12/1/30 (AMBAC)                      2,500,000      2,607,575
                                                                     -----------
                                                                      11,538,411
                                                                     -----------

STATEMENT                                    DELAWARE TAX-FREE PENNSYLVANIA FUND
  OF NET ASSETS (CONTINUED)


                                                      Principal        Market
                                                       Amount           Value
MUNICIPAL BONDS (continued)
Waste Disposal Revenue Bonds - 0.23%
  Chester Resource Recovery (Guaranteed
    Host Community Project) 7.25% 12/1/05          $  1,455,000    $  1,473,100
                                                                   ------------
                                                                      1,473,100
                                                                   ------------
Water & Sewer Revenue Bonds - 3.21%
  Dauphin County Industrial Development
    Authority Water Development Revenue
    (Dauphin Consolidated Water Supply
    Project) Series B 6.70% 6/1/17                    1,750,000       2,161,320
  Delaware County Industrial Development
    Authority Water Facilities Revenue
    (Philadelphia Suburban Water Project)
    6.00% 6/1/29 (FGIC) (AMT)                         3,000,000       3,308,370
  Erie Water Authority Water Revenue
    Series A 5.125% 12/1/25 (MBIA)                    4,000,000       4,266,880
  Pittsburgh Water & Sewer Authority
    Revenue First Lien
    5.125% 12/1/31 (AMBAC)                           10,000,000      10,433,600
                                                                   ------------
                                                                     20,170,170
                                                                   ------------
TOTAL MUNICIPAL BONDS (cost $573,459,232)                           621,269,119
                                                                   ------------
oVARIABLE RATE DEMAND NOTES - 0.64%
  Philadelphia Authority for Industrial
    Development Revenue
    (Newcourtland Elder Services Project)
    1.80% 3/1/27                                      4,000,000       4,000,000
                                                                   ------------
TOTAL VARIABLE RATE DEMAND NOTES
  (cost $4,000,000)                                                   4,000,000
                                                                   ------------

TOTAL MARKET VALUE OF SECURITIES - 99.37%
  (cost $577,459,232)                                               625,269,119
RECEIVABLES AND OTHER ASSETS
  NET OF LIABILITIES - 0.63%                                          3,994,623
                                                                   ------------
NET ASSETS APPLICABLE TO 77,271,630
  SHARES OUTSTANDING - 100.00%                                     $629,263,742
                                                                   ============

Net Asset Value - Delaware Tax-Free Pennsylvania Fund
  Class A ($599,171,761 / 73,576,323 Shares)                              $8.14
                                                                          -----
Net Asset Value - Delaware Tax-Free Pennsylvania Fund
  Class B ($23,235,455 / 2,853,409 Shares)                                $8.14
                                                                          -----
Net Asset Value - Delaware Tax-Free Pennsylvania Fund
  Class C ($6,856,526 / 841,898 Shares)                                   $8.14
                                                                          -----

COMPONENTS OF NET ASSETS AT FEBRUARY 28, 2005:
Shares of beneficial interest
  (unlimited authorization - no par)                              $ 607,163,275
Accumulated net realized loss on investments                        (25,709,420)
Net unrealized appreciation of investments                           47,809,887
                                                                  -------------
Total net assets                                                  $ 629,263,742
                                                                  =============

ss. Pre-Refunded bonds are municipals that are generally backed or secured by U.S. Treasury bonds. For Pre-Refunded Bonds, the stated maturity is followed by the year in which the bond is pre-refunded.

o Variable rate securities. The interest rate shown is the rate as of February 28, 2005.

^ Zero coupon bond. The interest rate shown is the yield at the time of purchase.

& An inverse floater bond is a type of bond with variable or floating interest rates that move in the opposite direction of short-term interest rates. Interest rate disclosed is in effect as of February 28, 2005.

++   Non-income producing security. Security is currently in default.

SUMMARY OF ABBREVIATIONS:
ACA - Insured by American Capital Access
AMBAC - Insured by the AMBAC Assurance Corporation
AMT - Subject to Alternative Minimum Tax
Connie Lee - Insured by the College Construction Insurance Association FGIC - Insured by the Financial Guaranty Insurance Company
FSA - Insured by Financial Security Assurance
GNMA - Insured by Government National Mortgage Association
MBIA - Insured by the Municipal Bond Insurance Association
RADIAN - Insured by Radian Asset Assurance

NET ASSET VALUE AND OFFERING PRICE PER SHARE -
  DELAWARE TAX-FREE PENNSYLVANIA FUND
Net asset value Class A (A)                                                $8.14
Sales charge (4.50% of offering price) (B)                                  0.38
                                                                           -----
Offering price                                                             $8.52
                                                                           =====

(A) Net asset value per share, as illustrated, is the estimated amount which would be paid upon redemption or repurchase of shares.

(B)  See the current prospectus for purchases of $100,000 or more.

See accompanying notes

STATEMENT                                    DELAWARE TAX-FREE PENNSYLVANIA FUND
  OF OPERATIONS                              Year Ended February 28, 2005



INVESTMENT INCOME:
  Interest                                                                       $ 34,543,189
                                                                                 ------------
EXPENSES:
  Management fees                                                 3,424,708
  Distribution expenses - Class A                                 1,588,013
  Distribution expenses - Class B                                   257,801
  Distribution expenses - Class C                                    64,752
  Dividend disbursing and transfer agent fees and expenses          362,152
  Accounting and administration expenses                            219,859
  Reports and statements to shareholders                            146,372
  Legal and professional fees                                        59,692
  Trustees' fees                                                     33,047
  Custodian fees                                                     26,018
  Registration fees                                                  24,144
  Pricing fees                                                        5,258
  Other                                                              10,597         6,222,413
                                                                 ----------
  Less waived distribution expenses - Class A                                        (249,837)
  Less expense paid indirectly                                                        (16,013)
                                                                                 ------------
  Total expenses                                                                    5,956,563
                                                                                 ------------
NET INVESTMENT INCOME                                                              28,586,626
                                                                                 ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments                                                 (2,301,473)
  Net change in unrealized appreciation/
    depreciation of investments                                                    (6,871,442)
                                                                                 ------------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS                                    (9,172,915)
                                                                                 ------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                             $ 19,413,711
                                                                                 ============

See accompanying notes

STATEMENTS                                   DELAWARE TAX-FREE PENNSYLVANIA FUND
  OF CHANGES IN NET ASSETS


                                                                         Year Ended
                                                                 2/28/05            2/29/04

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
  Net investment income                                      $  28,586,626      $  30,500,660
  Net realized gain (loss) on investments                       (2,301,473)         2,688,989
  Net change in unrealized appreciation/
   depreciation of investments                                  (6,871,442)         5,759,399
                                                             -------------      -------------
  Net increase in net assets resulting from operations          19,413,711         38,949,048
                                                             -------------      -------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income:
    Class A                                                    (27,377,048)       (29,176,006)
    Class B                                                       (966,625)        (1,173,099)
    Class C                                                       (242,953)          (212,714)
                                                             -------------      -------------
                                                               (28,586,626)       (30,561,819)
                                                             -------------      -------------
CAPITAL SHARE TRANSACTIONS:
  Proceeds from shares sold:
    Class A                                                     19,585,281         22,693,886
    Class B                                                        839,761          1,716,243
    Class C                                                      1,176,846          1,517,470

  Net asset value of shares issued upon reinvestment
   of dividends and distributions:
    Class A                                                     15,748,757         16,900,046
    Class B                                                        489,434            596,011
    Class C                                                        180,938            146,911
                                                             -------------      -------------
                                                                38,021,017         43,570,567
                                                             -------------      -------------
  Cost of shares repurchased:
    Class A                                                    (65,815,138)       (78,240,248)
    Class B                                                     (7,252,145)        (8,024,352)
    Class C                                                       (501,276)          (862,142)
                                                             -------------      -------------
                                                               (73,568,559)       (87,126,742)
                                                             -------------      -------------
Decrease in net assets derived from
  capital share transactions                                   (35,547,542)       (43,556,175)
                                                             -------------      -------------
NET DECREASE IN NET ASSETS                                     (44,720,457)       (35,168,946)

NET ASSETS:
  Beginning of year                                            673,984,199        709,153,145
                                                             -------------      -------------
  End of year (there was no undistributed net investment
    income at either year end)                               $ 629,263,742      $ 673,984,199
                                                             =============      =============

See accompanying notes

FINANCIAL
  HIGHLIGHTS

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     DELAWARE TAX-FREE PENNSYLVANIA FUND CLASS A
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                              2/28/05     2/29/04      2/28/03     2/28/02      2/28/01
NET ASSET VALUE, BEGINNING OF PERIOD                           $8.250      $8.140       $7.950      $7.820       $7.460

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.365       0.365        0.374       0.387        0.402
Net realized and unrealized gain (loss) on investments         (0.110)      0.110        0.189       0.130        0.360
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.255       0.475        0.563       0.517        0.762
                                                               ------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.365)     (0.365)      (0.373)     (0.387)      (0.402)
                                                               ------      ------       ------      ------       ------
Total dividends and distributions                              (0.365)     (0.365)      (0.373)     (0.387)      (0.402)
                                                               ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                 $8.140      $8.250       $8.140      $7.950       $7.820
                                                               ======      ======       ======      ======       ======

TOTAL RETURN(1)                                                 3.23%       6.00%        7.29%       6.78%       10.47%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                      $599,172    $638,325     $669,042    $682,030     $695,329
Ratio of expenses to average net assets                         0.89%       0.90%        0.92%       0.89%        0.92%
Ratio of expenses to average net assets
  prior to expense limitation and expenses paid indirectly      0.93%       0.94%        0.92%       0.89%        0.92%
Ratio of net investment income to average net assets            4.54%       4.47%        4.69%       4.92%        5.26%
Ratio of net investment income to average net assets
  prior to expense limitation and expenses paid indirectly      4.50%       4.43%        4.69%       4.92%        5.26%
Portfolio turnover                                                11%         12%          18%         38%          23%

(1) Total investment return is based on the change in net asset value of a share for the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     DELAWARE TAX-FREE PENNSYLVANIA FUND CLASS B
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                              2/28/05     2/29/04      2/28/03     2/28/02      2/28/01
NET ASSET VALUE, BEGINNING OF PERIOD                           $8.250      $8.140       $7.950      $7.820       $7.460

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.303       0.301        0.312       0.324        0.341
Net realized and unrealized gain (loss) on investments         (0.110)      0.110        0.189       0.130        0.360
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.193       0.411        0.501       0.454        0.701
                                                               ------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.303)     (0.301)      (0.311)     (0.324)      (0.341)
                                                               ------      ------       ------      ------       ------
Total dividends and distributions                              (0.303)     (0.301)      (0.311)     (0.324)      (0.341)
                                                               ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                 $8.140      $8.250       $8.140      $7.950       $7.820
                                                               ======      ======       ======      ======       ======

TOTAL RETURN(1)                                                 2.44%       5.17%        6.46%       5.93%        9.59%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                       $23,235     $29,589      $34,914     $37,533      $36,350
Ratio of expenses to average net assets                         1.67%       1.68%        1.70%       1.69%        1.72%
Ratio of net investment income to average net assets            3.76%       3.69%        3.91%       4.12%        4.46%
Portfolio turnover                                                11%         12%          18%         38%          23%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

FINANCIAL
  HIGHLIGHTS (CONTINUED)

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     DELAWARE TAX-FREE PENNSYLVANIA FUND CLASS C
-----------------------------------------------------------------------------------------------------------------------
                                                                                     Year Ended
                                                              2/28/05     2/29/04      2/28/03     2/28/02      2/28/01
NET ASSET VALUE, BEGINNING OF PERIOD                           $8.250      $8.140       $7.950      $7.820       $7.460

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income                                           0.302       0.301        0.312       0.324        0.340
Net realized and unrealized gain (loss) on investments         (0.110)      0.110        0.189       0.130        0.360
                                                               ------      ------       ------      ------       ------
Total from investment operations                                0.192       0.411        0.501       0.454        0.700
                                                               ------      ------       ------      ------       ------

LESS DIVIDENDS AND DISTRIBUTIONS FROM:
Net investment income                                          (0.302)     (0.301)      (0.311)     (0.324)      (0.340)
                                                               ------      ------       ------      ------       ------
Total dividends and distributions                              (0.302)     (0.301)      (0.311)     (0.324)      (0.340)
                                                               ------      ------       ------      ------       ------

NET ASSET VALUE, END OF PERIOD                                 $8.140      $8.250       $8.140      $7.950       $7.820
                                                               ======      ======       ======      ======       ======

TOTAL RETURN(1)                                                 2.43%       5.17%        6.46%       5.93%        9.58%

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of period (000 omitted)                        $6,857      $6,070       $5,197      $4,512       $3,898
Ratio of expenses to average net assets                         1.67%       1.68%        1.70%       1.69%        1.72%
Ratio of net investment income to average net assets            3.76%       3.69%        3.91%       4.12%        4.46%
Portfolio turnover                                                11%         12%          18%         38%          23%

(1) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge.

See accompanying notes

NOTES                                        DELAWARE TAX-FREE PENNSYLVANIA FUND
  TO FINANCIAL STATEMENTS                    February 28, 2005

Delaware Group State Tax-Free Income Trust (the "Trust") is organized as a Delaware statutory trust and offers one series: Delaware Tax-Free Pennsylvania Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered non-diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B and Class C shares. Class A shares are sold with a front-end sales charge of up to 4.50%. Class B shares are sold with a contingent deferred sales charge that declines from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months.

The investment objective of the Fund is to seek a high level of current interest income exempt from federal income tax and certain Pennsylvania state and local taxes, consistent with the preservation of capital.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The earnings credits for the year ended February 28, 2005 were approximately $16,013. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. INVESTMENT MANAGEMENT, ADMINISTRATION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.55% on the first $500 million of average daily net assets of the Fund, 0.50% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee based on the average net assets subject to certain minimums for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares and 1.00% of the average daily net assets of the Class B and C shares. DDLP has contracted to waive distribution and service fees through June 30, 2006 in order to prevent distribution and service fees of Class A shares from exceeding 0.25% of average daily net assets.

At February 28, 2005, the Fund had liabilities payable to affiliates as follows:

  Investment management fees payable to DMC                     $262,384
  Dividend disbursing, transfer agent, accounting and
    administration fees and other expenses payable to DSC         46,107
  Other expenses payable to DMC and affiliates*                  150,162

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services expenses, including internal legal services, provided to the Fund by DMC employees. For the year ended February 28, 2005, the Fund was charged $15,908 for internal legal services provided by DMC.

For the year ended February 28, 2005, DDLP earned $47,537 for commissions on sales of the Fund's Class A shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. INVESTMENTS
For the year ended February 28, 2005, the Fund made purchases of $72,083,155 and sales of $97,220,422 of investment securities other than short-term investments.

At February 28, 2005, the cost of investments for federal income tax purposes was $582,155,042. At February 28, 2005, net unrealized appreciation was $43,114,077 of which $43,531,962 related to unrealized appreciation of investments and $417,885 related to unrealized depreciation of investments.

NOTES                                       DELAWARE TAX-FREE PENNSYLVANIA FUND
  TO FINANCIAL STATEMENTS (CONTINUED)

4. DIVIDEND AND DISTRIBUTION INFORMATION
Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, gains (losses) on net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the years ended February 28, 2005 and February 29, 2004 was as follows:

                                                    Year Ended
                                            2/28/05            2/29/04
                                            -------            -------

  Tax-exempt income                       $28,586,626        $30,561,819

As of February 28, 2005, the components of net assets on a tax basis were as follows:

  Shares of beneficial interest                        $607,163,275
  Post-October Losses                                    (2,335,584)
  Capital loss carryforwards                            (18,678,026)
  Unrealized appreciation of investments                 43,114,077
                                                       ------------
  Net assets                                           $629,263,742
                                                       ============

The difference between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

Post-October losses represent losses realized on investment transactions from November 1, 2004 through February 28, 2005 that, in accordance with federal income tax regulations, the Fund has elected to defer and treat as having arisen in the following fiscal year.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. $34,111 was utilized in 2005. Capital loss carryforwards remaining at February 28, 2005 will expire as follows: $9,193,068 expires in 2008, $8,323,306 expires in 2009 and $1,161,652 expires in 2010.

5. CAPITAL SHARES
Transactions in capital shares were as follows:

                                                             Year Ended
                                                     2/28/05          2/29/04
Shares sold:
  Class A                                           2,429,500         2,782,740
  Class B                                             104,213           211,221
  Class C                                             146,265           186,731

Shares issued upon reinvestment
  of dividends and distributions:
  Class A                                           1,952,449         2,080,106
  Class B                                              60,707            73,362
  Class C                                              22,433            18,079
                                                   ----------       -----------
                                                    4,715,567         5,352,239
                                                   ----------       -----------
Shares repurchased:
  Class A                                          (8,183,287)       (9,648,248)
  Class B                                            (898,361)         (985,491)
  Class C                                             (62,560)         (107,300)
                                                   ----------       -----------
                                                   (9,144,208)      (10,741,039)
                                                   ----------       -----------
Net decrease                                       (4,428,641)       (5,388,800)
                                                   ==========       ===========

For the years ended February 28, 2005 and February 29, 2004, 510,991 Class B shares were converted to 510,991 Class A shares valued at $4,123,073 and 238,898 Class B shares were converted to 238,898 Class A shares valued at $1,933,320, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. LINE OF CREDIT
The Fund, along with certain other funds in the Delaware Investments Family of Funds (the "Participants"), participates in a $183,100,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of February 28, 2005, or at any time during the year.

7. CREDIT AND MARKET RISKS
The Fund concentrates its investments in securities issued by Pennsylvania municipalities. The value of these investments may be adversely affected by new legislation within Pennsylvania, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of Net Assets.

8. CONTRACTUAL OBLIGATIONS
The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

9. TAX INFORMATION (UNAUDITED)
The information set forth below is for the Fund's fiscal year as required by federal laws. Shareholders, however, must report distributions on a calendar year basis for income tax purposes, which may include distributions for portions of two fiscal years of a fund. Accordingly, the information needed by shareholders for income tax purposes will be sent to them in January of each year. Please consult your tax advisor for proper treatment of this information.

For the year ended February 28, 2005, the Fund designated distributions paid during the year as follows:

        (A)                   (B)
     Long-Term              Ordinary              (C)
   Capital Gains             Income           Tax-Exempt              Total
   Distributions         Distributions       Distributions        Distributions
    (Tax Basis)           (Tax Basis)         (Tax Basis)          (Tax Basis)
  --------------         -------------       -------------        -------------
        --                    --                 100%                 100%

Items (A), (B) and (C) are based on a percentage of the Fund's total distributions.

REPORT
  OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Trustees
Delaware Group State Tax-Free Income Trust -
Delaware Tax-Free Pennsylvania Fund

We have audited the accompanying statement of net assets of Delaware Tax-Free Pennsylvania Fund (the "Fund") as of February 28, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the over all financial statement presentation. Our procedures included confirmation of securities owned as of February 28, 2005, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Delaware Tax-Free Pennsylvania Fund at February 28, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the five years in the period then ended, in conformity with U. S. generally accepted accounting principles.


                                                  Ernst & Young LLP


Philadelphia, Pennsylvania
April 12, 2005

OTHER                                        DELAWARE TAX-FREE PENNSYLVANIA FUND
  FUND INFORMATION

PROXY RESULTS (UNAUDITED)
The shareholders of Delaware Group State Tax-Free Income Trust (the "Trust") voted on the following proposals at the special meeting of shareholders on March 23, 2005 or as adjourned. The description of each proposal and number of shares voted are as follows:

1. To elect a Board of Trustees for the Trust.

                                              Shares            Shares Voted
                                             Voted For       Withheld Authority
--------------------------------------------------------------------------------
Thomas L. Bennett                           56,504,799            1,246,753
--------------------------------------------------------------------------------
Jude T. Driscoll                            56,565,171            1,186,380
--------------------------------------------------------------------------------
John A. Fry                                 56,566,195            1,185,357
--------------------------------------------------------------------------------
Anthony D. Knerr                            56,558,403            1,193,148
--------------------------------------------------------------------------------
Lucinda S. Landreth                         56,431,716            1,319,835
--------------------------------------------------------------------------------
Ann R. Leven                                56,478,363            1,273,188
--------------------------------------------------------------------------------
Thomas F. Madison                           56,530,319            1,221,233
--------------------------------------------------------------------------------
Janet L. Yeomans                            56,555,242            1,196,309
--------------------------------------------------------------------------------
J. Richard Zecher                           56,554,765            1,196,787
--------------------------------------------------------------------------------

2. To approve the use of a "manager of managers" structure whereby the investment manager of the Fund of the Trust will be able to hire and replace subadvisers without shareholder approval.

                                            For          Against       Abstain
--------------------------------------------------------------------------------
Delaware Tax-Free
Pennsylvania Fund                       43,827,007      3,898,606     2,262,343
--------------------------------------------------------------------------------

DELAWARE INVESTMENTS FAMILY OF FUNDS
  BOARD OF TRUSTEES/DIRECTORS AND OFFICERS ADDENDUM

A mutual fund is governed by a Board of Trustees/Directors' which has oversight responsibility for the management of a fund's business affairs. Trustees/Directors establish procedures and oversee and review the performance of the investment manager, the distributor and others who perform services for the fund. The independent fund trustees, in particular, are advocates for shareholder interests. The following is a list of the Trustees/Directors and Officers with certain background and related information.

                                                                                                 NUMBER OF              OTHER
                                                                                             PORTFOLIOS IN FUND      DIRECTORSHIPS
                          POSITION(S)                                                         COMPLEX OVERSEEN         HELD BY
  NAME, ADDRESS AND        HELD WITH          LENGTH OF TIME     PRINCIPAL OCCUPATION(S)     BY TRUSTEE/DIRECTOR   TRUSTEE/DIRECTOR
      BIRTHDATE              FUNDS                SERVED           DURING PAST 5 YEARS          OR OFFICER            OR OFFICER
---------------------- ------------------- -------------------- --------------------------- ------------------- --------------------
INTERESTED TRUSTEES

JUDE T. DRISCOLL(2)        Chairman,        5 Years - Executive   Since August 2000, Mr.           92                   None
2005 Market Street      President, Chief          Officer         Driscoll has served in
 Philadelphia, PA       Executive Officer                            various executive
   19103                 and Trustee(4)     1 Year - Trustee      capacities at different
                                                                    times at Delaware
March 10, 1963                                                         Investments(1)

                                                                Senior Vice President and
                                                                 Director of Fixed-Income
                                                                Process - Conseco Capital
                                                                        Management
                                                                 (June 1998 - August 2000)

INDEPENDENT TRUSTEES

 THOMAS L. BENNETT          Trustee               Since             Private Investor -             92                   None
2005 Market Street                            March 23, 2005      (March 2004 - Present)
 Philadelphia, PA
    19103                                                          Investment Manager -
                                                                   Morgan Stanley & Co.
October 4, 1947                                                (January 1984 - March 2004)

   JOHN A. FRY              Trustee(4)            4 Years         President - Franklin &           75           Director - Community
2005 Market Street                                                   Marshall College                              Health Systems
 Philadelphia, PA                                                 (June 2002 - Present)
     19103
                                                                 Executive Vice President
May 28, 1960                                                         - University of
                                                                       Pennsylvania
                                                                 (April 1995 - June 2002)

 ANTHONY D. KNERR           Trustee              12 Years       Founder/Managing Director          92                   None
2005 Market Street                                                  - Anthony Knerr &
 Philadelphia, PA                                                  Associates (Strategic
      19103                                                              Consulting)
                                                                      (1990 - Present)
December 7, 1938

LUCINDA S. LANDRETH         Trustee               Since         Chief Investment Officer -         92                   None
2005 Market Street                            March 23, 2005          Assurant, Inc.
 Philadelphia, PA                                                       (Insurance)
    19103                                                             (2002 - 2004)

June 24, 1947

  ANN R. LEVEN              Trustee              16 Years         Treasurer/Chief Fiscal           92            Director and Audit
2005 Market Street                                                  Officer - National                                Committee
 Philadelphia, PA                                                     Gallery of Art                                Chairperson -
    19103                                                             (1994 - 1999)                                  Andy Warhol
                                                                                                                     Foundation
November 1, 1940
                                                                                                                  Director and Audit
                                                                                                                  Committee Member -
                                                                                                                    Systemax Inc.

                                                                                                 NUMBER OF              OTHER
                                                                                             PORTFOLIOS IN FUND      DIRECTORSHIPS
                          POSITION(S)                                                         COMPLEX OVERSEEN         HELD BY
  NAME, ADDRESS AND        HELD WITH          LENGTH OF TIME     PRINCIPAL OCCUPATION(S)     BY TRUSTEE/DIRECTOR   TRUSTEE/DIRECTOR
      BIRTHDATE              FUNDS                SERVED           DURING PAST 5 YEARS          OR OFFICER            OR OFFICER
---------------------- ------------------- -------------------- --------------------------- ------------------- --------------------
INDEPENDENT TRUSTEES (continued)

THOMAS F. MADISON            Trustee              11 Years       President/Chief Executive           92              Director -
2005 Market Street                                                Officer - MLM Partners,                           Banner Health
 Philadelphia, PA                                                  Inc. (Small Business
     19103                                                       Investing and Consulting)                      Director and Audit
                                                                 (January 1993 - Present)                       Committee Member -
February 25, 1936                                                                                               CenterPoint Energy

                                                                                                                Director and Audit
                                                                                                                Committee Member -
                                                                                                                Digital River Inc.

                                                                                                                Director and Audit
                                                                                                                Committee Member -
                                                                                                                Rimage Corporation

                                                                                                                     Director -
                                                                                                                Valmont Industries,
                                                                                                                        Inc.


 JANET L. YEOMANS            Trustee             6 Years         Vice President/Mergers &            92                   None
2005 Market Street                                                      Acquisitions -
 Philadelphia, PA                                                      3M Corporation
     19103                                                        (January 2003 - Present)

 July 31, 1948                                                      Ms. Yeomans has held
                                                                     various management
                                                                positions at 3M Corporation
                                                                        since 1983.

J. RICHARD ZECHER            Trustee              Since                  Founder -                   92           Director and Audit
2005 Market Street                            March 23, 2005         Investor Analytics                           Committee Member -
 Philadelphia, PA                                                    (Risk Management)                           Investor Analytics
      19103                                                         (May 1999 - Present)
                                                                                                                  Director and Audit
July 3, 1940                                                                                                      Committee Member -
                                                                                                                    Oxigene, Inc.

OFFICERS

 MICHAEL P. BISHOF         Senior Vice       Chief Financial      Mr. Bishof has served in           92                   None(3)
2005 Market Street        President and       Officer since     various executive capacities
Philadelphia, PA         Chief Financial    February 17, 2005      at different times at
    19103                    Officer                               Delaware Investments.

 August 18, 1962

RICHELLE S. MAESTRO      Executive Vice          2 Years          Ms. Maestro has served in          92                   None(3)
2005 Market Street      President, Chief                        various executive capacities
 Philadelphia, PA      Legal Officer and                           at different times at
     19103                 Secretary                                Delaware Investments.

November 26, 1957

 JOHN J. O'CONNOR          Senior Vice        Treasurer since     Mr. O'Connor has served in         92                   None(3)
2005 Market Street        President and      February 17, 2005   various executive capacities
 Philadelphia, PA           Treasurer                                at different times at
     19103                                                           Delaware Investments.

June 16, 1957

(1) Delaware Investments is the marketing name for Management Holdings, Inc. and its subsidiaries, including the Fund's(s') investment advisor, principal underwriter and its transfer agent.
(2) Mr. Driscoll is considered to be an "Interested Trustee" because he is an executive officer of the Fund's(s') manager and distributor.
(3) Mr. Bishof, Ms. Maestro and Mr. O'Connor also serve in similar capacities for the six portfolios of the Optimum Fund Trust, which have the same investment advisor, principal underwriter, and transfer agent as the registrant.

The Statement of Additional Information for the Fund(s) includes additional information about the Trustees/Directors and Officers and is available, without charge, upon request by calling 800 523-1918.

Delaware
Investments(SM)
--------------------------------------
A member of Lincoln Financial Group(R)

This annual report is for the information of Delaware Tax-Free Pennsylvania Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Tax-Free Pennsylvania Fund and the Delaware Investments Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

BOARD OF TRUSTEES                             AFFILIATED OFFICERS                          CONTACT INFORMATION
JUDE T. DRISCOLL                              MICHAEL P. BISHOF                            INVESTMENT MANAGER
Chairman                                      Senior Vice President and                    Delaware Management Company
Delaware Investments Family of Funds          Chief Financial Officer                      Philadelphia, PA
Philadelphia, PA                              Delaware Investments Family of Funds
                                              Philadelphia, PA                             NATIONAL DISTRIBUTOR
THOMAS L. BENNETT                                                                          Delaware Distributors, L.P.
Private Investor                              RICHELLE S. MAESTRO                          Philadelphia, PA
Rosemont, PA                                  Executive Vice President,
                                              Chief Legal Officer and Secretary            SHAREHOLDER SERVICING, DIVIDEND
JOHN A. FRY                                   Delaware Investments Family of Funds         DISBURSING AND TRANSFER AGENT
President                                     Philadelphia, PA                             Delaware Service Company, Inc.
Franklin & Marshall College                                                                2005 Market Street
Lancaster, PA                                 JOHN J. O'CONNOR                             Philadelphia, PA 19103-7094
                                              Senior Vice President and Treasurer
ANTHONY D. KNERR                              Delaware Investments Family of Funds         FOR SHAREHOLDERS
Managing Director                             Philadelphia, PA                             800 523-1918
Anthony Knerr & Associates
New York, NY                                                                               FOR SECURITIES DEALERS AND FINANCIAL
                                                                                           INSTITUTIONS REPRESENTATIVES ONLY
LUCINDA S. LANDRETH                                                                        800 362-7500
Former Chief Investment Officer
Assurant, Inc.                                                                             WEB SITE
Philadelphia, PA                                                                           www.delawareinvestments.com

ANN R. LEVEN
Former Treasurer/Chief Fiscal Officer
National Gallery of Art
Washington, DC

THOMAS F. MADISON
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

JANET L. YEOMANS
Vice President/Mergers & Acquisitions
3M Corporation
St. Paul, MN

J. RICHARD ZECHER
Founder
Investor Analytics
Scottsdale, AZ

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The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities is available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.
--------------------------------------------------------------------------------


(9266)                                                        Printed in the USA
AR-007 [2/05] IVES 4/05                                                   J10080

Item 2.  Code of Ethics

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. A copy of the registrant's Code of Business Ethics has been posted on Delaware Investments' internet website at www.delawareinvestments.com. Any amendments to the Code of Business Ethics, and information on any waiver from its provisions granted by the registrant, will also be posted on this website within five business days of such amendment or waiver and will remain on the website for at least 12 months.

Item 3.  Audit Committee Financial Expert

         The registrant's Board of Trustees/Directors has determined that each member of the registrant's Audit Committee is an audit committee financial expert, as defined below. For purposes of this item, an "audit committee financial expert" is a person who has the following attributes:

         a. An understanding of generally accepted accounting principles and financial statements;

         b. The ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves;

         c. Experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the registrant's financial statements, or experience actively supervising one or more persons engaged in such activities;

         d. An understanding of internal controls and procedures for financial reporting; and

         e. An understanding of audit committee functions.

         An "audit committee financial expert" shall have acquired such attributes through:

         a. Education and experience as a principal financial officer, principal accounting officer, controller, public accountant, or auditor or experience in one or more positions that involve the performance of similar functions;

         b. Experience actively supervising a principal financial officer, principal accounting officer, controller, public accountant, auditor, or person performing similar functions;

         c. Experience overseeing or assessing the performance of companies or public accountants with respect to the preparation, auditing, or evaluation of financial statements; or

         d. Other relevant experience.

         The registrant's Board of Trustees/Directors has also determined that each member of the registrant's Audit Committee is independent. In order to be "independent" for purposes of this item, the Audit Committee member may not: (i) other than in his or her capacity as a member of the Board of Trustees/Directors or any committee thereof, accept directly or indirectly any consulting, advisory or other compensatory fee from the issuer; or (ii) be an "interested person" of the registrant as defined in Section 2(a)(19) of the Investment Company Act of 1940.

         The names of the audit committee financial experts on the registrant's Audit Committee are set forth below:

         Ann R. Leven
         Thomas F. Madison
         Janet L. Yeomans(1)

Item 4.  Principal Accountant Fees and Services

         (a) Audit fees.

         The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $24,700 for the fiscal year ended February 28, 2005.

         The aggregate fees billed for services provided to the Registrant by its independent auditors for the audit of the Registrant's annual financial statements and for services normally provided by the independent auditors in connection with statutory and regulatory filings or engagements were $23,750 for the fiscal year ended February 29, 2004.

         (b) Audit-related fees.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended February 28, 2005. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $38,875 for the Registrant's fiscal year ended February 28, 2005. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant Rule 17Ad-13 of the Securities Exchange Act; and issuance of agreed upon procedures reports to the Registrant's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and pass-through of internal legal cost relating to the operations of the Registrant.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 for the fiscal year ended February 29, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         The aggregate fees billed by the Registrant's independent auditors for services relating to the performance of the audit of the financial statements of the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $31,000 for the Registrant's fiscal year ended February 29, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These audit-related services were as follows: issuance of report concerning transfer agent's system of internal accounting control pursuant Rule 17Ad-13 of the Securities Exchange Act; and issuance of agreed upon procedures reports to the Registrant's Board in connection with the annual transfer agent and fund accounting service agent contract renewals and pass-through of internal legal cost relating to the operations of the Registrant.


--------
(1) The instructions to Form N-CSR require disclosure on the relevant experience of persons who qualify as audit committee financial experts based on "other relevant experience." The Board of Trustees/Directors has determined that Ms. Yeomans qualifies as an audit committee financial expert by virtue of her education and experience as the Treasurer of a large global corporation.

         (c) Tax fees.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $1,750 for the fiscal year ended February 28, 2005. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: Review of income tax returns and review of annual excise distribution calculations.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended February 28, 2005. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant were $1,250 for the fiscal year ended February 29, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%. These tax-related services were as follows: Review of income tax returns and review of annual excise distribution calculations.

         The aggregate fees billed by the Registrant's independent auditors for tax-related services provided to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended February 29, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         (d) All other fees.

         The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended February 28, 2005. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended February 28, 2005. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         The aggregate fees billed for all services provided by the independent auditors to the Registrant other than those set forth in paragraphs (a), (b) and
(c) of this Item were $0 for the fiscal year ended February 29, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         The aggregate fees billed for all services other than those set forth in paragraphs (b) and (c) of this Item provided by the Registrant's independent auditors to the Registrant's adviser(s) and other service providers under common control with the adviser(s) and that relate directly to the operations or financial reporting of the Registrant were $0 for the Registrant's fiscal year ended February 29, 2004. The percentage of these fees relating to services approved by the Registrant's Audit Committee pursuant to the de minimis exception from the pre-approval requirement in Rule 2-01(c)(7)(i)(C) of Regulation S-X was 0%.

         (e) The Registrant's Audit Committee has not established pre-approval policies and procedures as permitted by Rule 2-01(c)(7)(i)(B) of Regulation S-X.

         (f) Not applicable.

         (g) The aggregate non-audit fees billed by the Registrant's independent auditors for services rendered to the Registrant and to its investment adviser(s) and other service providers under common control with the adviser(s) were $228,384 and $155,150 for the Registrant's fiscal years ended February 28, 2005 and February 29, 2004, respectively.

         (h) In connection with its selection of the independent auditors, the Registrant's Audit Committee has considered the independent auditors' provision of non-audit services to the Registrant's investment adviser(s) and other service providers under common control with the adviser(s) that were not required to be pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X. The Audit Committee has determined that the independent auditors' provision of these services is compatible with maintaining the auditors' independence.

Item 5.  Audit Committee of Listed Registrants

         Not applicable.

Item 6.  Schedule of Investments

         Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

         Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies

         Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

         Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders

         Not applicable.

Item 11.  Controls and Procedures

         The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

         There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's fourth fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits

         (a)(1)   Code of Ethics

                  Not applicable.

            (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

            (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

                  Not applicable.

         (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE GROUP STATE TAX-FREE INCOME TRUST


         Jude T. Driscoll
         ------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    April 29, 2005

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


         Jude T. Driscoll
         ------------------
By:      Jude T. Driscoll
Title:   Chairman
Date:    April 29, 2005


         Michael P. Bishof
         ------------------------
By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    April 29, 2005